Financial Instruments - Not Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
LIABILITIES
Gross of deferred finance costs and debt discount	$ 22,000	$ 22,700
Fair Value
ASSETS
Cash and cash equivalents	1,008,268	1,037,292
Fair Value | Secured long-term debt, including current portion
LIABILITIES
Long-term debt	732,725	415,016
Fair Value | Unsecured long-term debt
LIABILITIES
Long-term debt	518,125	782,269
Non-recurring basis | (Level I)
ASSETS
Cash and cash equivalents	1,008,268	1,037,292
Non-recurring basis | (Level I) | Unsecured long-term debt
LIABILITIES
Long-term debt	518,125	782,269
Non-recurring basis | (Level II) | Secured long-term debt, including current portion
LIABILITIES
Long-term debt	732,725	415,016
Non-recurring basis | Fair Value
ASSETS
Cash and cash equivalents	1,008,268	1,037,292
Non-recurring basis | Fair Value | Secured long-term debt, including current portion
LIABILITIES
Long-term debt	732,725	415,016
Non-recurring basis | Fair Value | Unsecured long-term debt
LIABILITIES
Long-term debt	$ 518,125	$ 782,269